Employee Future Benefits (Tables)	6 Months Ended
Jun. 30, 2017
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs
The net benefit cost of providing the defined benefit pension and OPEB plans is detailed in the following tables.

	Quarter Ended June 30
	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2017	2016	2017	2016
Components of net benefit cost:
Service costs	20	16	7	3
Interest costs	29	28	7	5
Expected return on plan assets	(38)	(35)	(4)	(3)
Amortization of actuarial losses	12	11	1	1
Amortization of past service credits/plan amendments	—	1	(3)	(3)
Regulatory adjustments	—	1	1	3
Net benefit cost	23	22	9	6

	Year-to-Date June 30
	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2017	2016	2017	2016
Components of net benefit cost:
Service costs	39	32	14	7
Interest costs	58	55	13	11
Expected return on plan assets	(76)	(71)	(7)	(6)
Amortization of actuarial losses	23	23	1	1
Amortization of past service credits/plan amendments	—	1	(6)	(6)
Regulatory adjustments	—	3	2	5
Net benefit cost	44	43	17	12